Stock-Based Compensation (Details) - USD ($)					3 Months Ended	12 Months Ended
	Feb. 18, 2025	Jan. 30, 2025	Jan. 02, 2025	Jan. 08, 2020	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation
Stock-based compensation					$ 470,250	$ 38,486	$ 99,365
MG Partners, LLC
Stock-Based Compensation
Consulting service term				1 year
Consulting service renewal term				6 months
Consulting fee payable						$ 0	$ 0
Stock-based compensation (in shares)	75,000
Stock-based compensation			$ 263,250
MG Partners, LLC | Minimum | If sale occurs during the agreement term
Stock-Based Compensation
Percentage on proceeds						2.50%
MG Partners, LLC | Minimum | If sale occurs during the agreement term and for a period of two years
Stock-Based Compensation
Percentage on proceeds						2.50%
MG Partners, LLC | Maximum | If sale occurs during the agreement term
Stock-Based Compensation
Percentage on proceeds						5.00%
MG Partners, LLC | Maximum | If sale occurs during the agreement term and for a period of two years
Stock-Based Compensation
Percentage on proceeds						5.00%
Roth Capital Partners
Stock-Based Compensation
Common stock Issued (shares)		100,000
Outside The Box Capital
Stock-Based Compensation
Common stock Issued (shares)		50,000
Equity Incentive Plan 2025
Stock-Based Compensation
Common stock reserved for future	4,000,000
Percentage of fully diluted outstanding common stock	15.00%
Stock-based compensation issued					0